Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Segment revenues:
Total revenues	¥ 232,826	¥ 226,458	¥ 714,587	¥ 695,648
Segment profits:
Income before Income Taxes and Discontinued Operations	26,739	23,485	102,512	75,163
Segment assets:
Total Assets	8,194,598		8,194,598		8,581,582
Total
Segment revenues:
Revenues	223,608	219,219	684,423	676,382
Segment profits:
Segment profits (losses)	30,251	31,422	111,428	96,106
Segment assets:
Assets	5,922,428		5,922,428		6,142,818
Corporate Assets
Segment revenues:
Revenues	754	1,172	5,809	4,199
Variable Interest Entities
Segment revenues:
Revenues	10,872	11,681	32,097	39,192
Segment assets:
Assets	874,081		874,081		1,011,833
Segment, Discontinued Operations
Segment revenues:
Revenues	(2,408)	(5,614)	(7,742)	(24,125)
Segment profits:
Segment profits (losses)	511	(4,906)	(1,670)	(10,594)
Corporate interest expenses, general and administrative expenses
Segment profits:
Segment profits (losses)	(4,150)	(2,756)	(11,322)	(7,852)
Corporate write-downs of securities
Segment profits:
Segment profits (losses)		(615)		(615)
Corporate net gains (losses) on investment securities
Segment profits:
Segment profits (losses)				203
Corporate other gains (losses)
Segment profits:
Segment profits (losses)	(1,452)	(263)	(291)	(2,293)
Gains (losses) related to assets or liabilities of certain VIEs
Segment profits:
Segment profits (losses)	995	(118)	1,677	(1,578)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests
Segment profits:
Segment profits (losses)	584	721	2,690	1,786
Cash and Cash Equivalents, Restricted Cash and Time Deposits
Segment assets:
Assets	792,017		792,017		855,340
Allowance for doubtful receivables on direct financing leases and probable loan losses
Segment assets:
Assets	(131,538)		(131,538)		(154,150)
Other Receivables
Segment assets:
Assets	166,126		166,126		182,013
Other corporate assets
Segment assets:
Assets	¥ 571,484		¥ 571,484		¥ 543,728